CONTINGENT LIABILITIES AND PROVISIONS (Details)						12 Months Ended	13 Months Ended
	Nov. 17, 2017 USD ($)	Nov. 13, 2017 USD ($)	Jun. 16, 2017 USD ($)	Mar. 24, 2017 item	Jun. 23, 2014 item	Dec. 31, 2017 USD ($)	Dec. 31, 2017 USD ($)	Jan. 18, 2017 USD ($)	Dec. 31, 2016 USD ($)	Oct. 31, 2016 USD ($)	May 19, 2016 USD ($)
Disclosure of contingent liabilities
Jury award									$ 70,000,000
Enhanced legal damage									21,000,000
Number of claims asserting for correction of patent inventorship | item				2
Pre-judgement interest						$ 738,021	$ 738,021		$ 20,675,154
Post-judgement accrual per day							2,354
Litigation damages and interest awarded	$ 112,519,117
Gross proceeds from 2017 financing						65,324,997
Legal proceeding provision						0	0
Contingent liability recognized						$ 0	0
Number of days to regain compliance with exchange to contine listing		120 days
CardiAQ
Disclosure of contingent liabilities
Number of patents to sign over | item					1
Damages award recognized			$ 0
Jury award											$ 70,000,000
Enhanced legal damage										$ 21,000,000
Cash released from escrow deposit		$ 70,000,000
Pre-judgement interest								$ 20,675,154
Post-judgement accrual per day							$ 2,354
Litigation damages and interest awarded		$ 112,000,000
Amount of financing proceeds used to settle the damages and interest awards	$ 42,000,000